Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
7. Goodwill and Intangible Assets
Goodwill
Goodwill is calculated as the excess of consideration transferred over the net assets recognized for acquired businesses and represents future economic benefits arising from the other assets acquired that could not be individually identified and separately recognized. The Company assesses goodwill for impairment at the reporting unit level annually on the first day of the fourth quarter and upon the occurrence of a triggering event or change in circumstance that would more likely than not reduce the fair value of a reporting unit below its carrying amount.
Goodwill is assigned to reporting units at the date the goodwill is initially recorded and is reallocated as necessary based on the composition of reporting units over time. No goodwill impairment was recognized for the Successor Period or Predecessor Periods from July 1, 2021 through December 31, 2021 and fiscal years ended June 30, 2021, and June 30, 2020.
The following table shows changes in the carrying amount of goodwill by reportable segment as of December 31, 2021 and 2020 (in millions):

Predecessor
	Medical	Industrial	Consolidated
Balance—June 30, 2019	$96.7	$414.9	$511.6
Acquisition of Capintec	6.0	—	6.0
Acquisition of Premium Analyse	—	4.3	4.3
Acquisition of Selmic	—	2.7	2.7
Acquisition of AWST	4.1	—	4.1
Translation adjustment	—	(6.1)	(6.1)

Balance—June 30, 2020	$106.8	$415.8	$522.6
Acquisition of Sun Nuclear	130.2	—	130.2
Acquisition of Biodex	11.1	—	11.1
Acquisition of Dosimetrics	1.6	—	1.6
Translation adjustment	(0.2)	16.2	16.0

Balance—June 30, 2021	$249.5	$432.0	$681.5
Acquisition of Dosimetry Badge	0.9	—	0.9
Balance—Translation adjustment	(0.4)	(4.6)	(5.0)

Balance—October 19, 2021	$250.0	$427.4	$677.4

Successor
	Medical	Industrial	Consolidated
Balance—October 20, 2021	$—	$—	$—
Acquisition of Mirion	675.2	963.8	1,639.0
Acquisition of CHP Badge	1.5	—	1.5
Acquisition of Safeline	0.8	—	0.8
Acquisition of CIRS	35.0	—	35.0
Translation adjustment	—	(13.7)	(13.7)

Balance—December 31, 2021	$712.5	$950.1	$1,662.6

A portion of the goodwill is deductible for income tax purposes.
Intangible Assets
Intangible assets consist of our developed technology, customer relationships, backlog, trade names, and non-compete
agreements at the time of acquisition through business combinations. The customer relationships definite lived intangible assets are amortized using the double declining balance method while all other definite lived intangible assets are amortized on a straight-line basis over their estimated useful lives.
Many of our intangible assets are not deductible for income tax purposes. A summary of intangible assets useful lives, gross carrying value and related accumulated amortization is below (in millions):

Successor
		December 31, 2021
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-13	$341.0	$(15.3)	$325.8
Distributor relationships	7-13	61.0	(1.5)	59.5
Developed technology	5-16	251.2	(5.9)	245.3
Trade names	3-10	100.0	(2.1)	97.9
Backlog and other	1-4	85.7	(7.2)	78.4

Total		$838.9	$(32.0)	$806.9

Predecessor
		June 30, 2021
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-17	$420.4	$(205.6)	$214.8
Developed technology	3-16	184.5	(104.7)	79.8
Trade names	5-9	47.4	(29.5)	17.9
Backlog and other	1-9	40.6	(26.8)	13.8

Total		$692.9	$(366.6)	$326.3

		June 30, 2020
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-15	$358.5	$(170.5)	$188.0
Developed technology	3-16	130.0	(81.0)	49.0
Trade names	5-9	32.9	(22.4)	10.5
Backlog and other	1-9	22.8	(22.0)	0.8

Total		$544.2	$(295.9)	$248.3

Aggregate amortization expense for intangible assets included in cost of revenues and operating expenses was as follows (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Amortization expense for intangible assets in:
Cost of revenues	$5.6	$6.6	$20.9	$17.9	$18.4
Operating expenses	$26.4	$13.1	$41.9	$32.7	$34.5
Future annual amortization expense at current exchange rates is as follows (in millions):

Fiscal year ending December 31:
2022	$142.9
2023	126.9
2024	112.5
2025	90.4
2026	83.3
2027 and thereafter	250.9

Total	$806.9